LOANS, FINANCING AND DEBENTURES - Breakdown by maturity - non current (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	R$ 72,414,445	R$ 71,239,562
Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	57,701,599
Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	40,122,749
Foreign | IFC - International Finance Corporation
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	2,871,399
Foreign | Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	14,487,252
Foreign | Assets Financing
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	220,199
Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	14,712,846	R$ 11,128,995
Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	199,988
Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	3,123,727
Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	857,419
Domestic (Brazil) | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	100,000
Domestic (Brazil) | NCR ("Rural producer certificate")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,998,270
Domestic (Brazil) | Assets Financing
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	71,235
Domestic (Brazil) | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	8,362,207
2025
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	9,764,239
2025 | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	7,005,284
2025 | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,638,631
2025 | Foreign | Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	5,303,913
2025 | Foreign | Assets Financing
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	62,740
2025 | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	2,758,955
2025 | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	99,525
2025 | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	69,785
2025 | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	231,793
2025 | Domestic (Brazil) | Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	2,340,550
2025 | Domestic (Brazil) | Assets Financing
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	17,302
2026
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	10,022,977
2026 | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	7,261,906
2026 | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	2,511,857
2026 | Foreign | Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	4,684,879
2026 | Foreign | Assets Financing
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	65,170
2026 | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	2,761,071
2026 | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	85,538
2026 | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	92,134
2026 | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	230,625
2026 | Domestic (Brazil) | Assets Financing
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	17,644
2026 | Domestic (Brazil) | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	2,335,130
2027
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	7,623,213
2027 | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	7,389,749
2027 | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	3,364,504
2027 | Foreign | IFC - International Finance Corporation
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	188,273
2027 | Foreign | Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	3,772,028
2027 | Foreign | Assets Financing
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	64,944
2027 | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	233,464
2027 | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	7,117
2027 | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	152,944
2027 | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	30,406
2027 | Domestic (Brazil) | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	25,000
2027 | Domestic (Brazil) | Assets Financing
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	17,997
2028
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	4,281,259
2028 | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	3,305,381
2028 | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	2,390,464
2028 | Foreign | IFC - International Finance Corporation
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	887,572
2028 | Foreign | Assets Financing
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	27,345
2028 | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	975,878
2028 | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	3,604
2028 | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	150,111
2028 | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	30,405
2028 | Domestic (Brazil) | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	25,000
2028 | Domestic (Brazil) | Assets Financing
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	18,292
2028 | Domestic (Brazil) | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	748,466
2029
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	10,672,755
2029 | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	10,477,796
2029 | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	8,460,351
2029 | Foreign | IFC - International Finance Corporation
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,291,013
2029 | Foreign | Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	726,432
2029 | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	194,959
2029 | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	3,604
2029 | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	135,949
2029 | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	30,406
2029 | Domestic (Brazil) | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	25,000
2030 onwards
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	30,050,002
2030 onwards | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	22,261,483
2030 onwards | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	21,756,942
2030 onwards | Foreign | IFC - International Finance Corporation
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	504,541
2030 onwards | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	7,788,519
2030 onwards | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	600
2030 onwards | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	2,522,804
2030 onwards | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	303,784
2030 onwards | Domestic (Brazil) | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	25,000
2030 onwards | Domestic (Brazil) | NCR ("Rural producer certificate")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,998,270
2030 onwards | Domestic (Brazil) | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	R$ 2,938,061